Borrowings (Short-Term Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term Borrowings	$ 32,811	$ 53,235
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Borrowings	$ 32,811	33,563
FHLB of Pittsburgh [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short-term Borrowings		$ 19,672